FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT (Narrative) (Details)	Sep. 30, 2024 AUD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 5,720,092			$ 6,747,986	$ 11,627,913	$ 19,760,015
Prepaids		216,628			27,692
Current liabilities		528,683			$ 280,856
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 5,720,092
Foreign exchange risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 1,100,705			$ 519,407
Trade receivables	32,691
Prepaids	205,386			19,469
Current liabilities	$ 283,818		€ 9,525	$ 71,364
Percentage of foreign currency fluctuation in US and Australia dollar against Canadian dollar	10.00%	10.00%	10.00%	10.00%
Foreign currency fluctuation impact on net comprehensive loss		$ 160,000
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		5,720,092
Current liabilities		$ 449,299